Cover	Aug. 16, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2019
Entity File Number	001-35574
Entity Registrant Name	EQM Midstream Partners, LP
Entity Central Index Key	0001540947
Entity Tax Identification Number	37-1661577
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	625 Liberty Avenue
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	412
Local Phone Number	395-2688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Trading Symbol	EQM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false